FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Estimated fair value of loans and financing (Details) - Loans, financing and debentures - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Estimated fair values financial liabilities	R$ 98,802,972	R$ 75,703,064
Foreign | Bonds | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Secondary Market
Estimated fair values financial liabilities	R$ 48,734,909	38,703,379
Foreign | Export credits ("export prepayment") | SOFR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 22,740,891	17,783,760
Foreign | Assets Financing | SOFR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 422,115	278,107
Foreign | ECA - Export Credit Agency | SOFR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 864,202
Foreign | IFC - International Finance Corporation | SOFR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	SOFR
Estimated fair values financial liabilities	R$ 6,261,715	3,198,761
Foreign | Panda Bonds - CNH | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	Fixed
Estimated fair values financial liabilities	R$ 951,125
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities		824,035
Domestic (Brazil) | Assets Financing | SOFR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 60,566	75,622
Domestic (Brazil) | BNDES – TJLP | TJLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 171,109	215,458
Domestic (Brazil) | BNDES – TLP | TLP
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 3,275,012	2,712,762
Domestic (Brazil) | BNDES | Fixed
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities		3,903
Domestic (Brazil) | BNDES | SELIC
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 645,139	686,798
Domestic (Brazil) | BNDES –TR | BNDES –TR
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 33,466
Domestic (Brazil) | BNDES - US$ | BNDES - US$
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 2
Estimated fair values financial liabilities	R$ 106,966
Domestic (Brazil) | Debentures | CDI/IPCA
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1/IPCA
Estimated fair values financial liabilities	R$ 12,002,992	8,881,277
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 108,308	110,396
Domestic (Brazil) | NCR ("Rural Credit Notes") | CDI
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Yield used to discount/methodology	DI 1
Estimated fair values financial liabilities	R$ 2,424,457	R$ 2,228,806